COMMITMENTS AND CONTINGENCIES - SCHEDULE OF OPERATING AND CAPITAL LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 16,241
Operating Leases, Future Minimum Payments, Due in Two Years	16,784
Operating Leases, Future Minimum Payments, Due in Three Years	14,763
Operating Leases, Future Minimum Payments, Due in Four Years	12,914
Operating Leases, Future Minimum Payments, Due in Five Years	11,267
Operating Leases, Future Minimum Payments, Due Thereafter	182,368
Capital Leases, Future Minimum Payments Due, Next Twelve Months	3,401
Capital Leases, Future Minimum Payments Due in Two Years	3,469
Capital Leases, Future Minimum Payments Due in Three Years	3,538
Capital Leases, Future Minimum Payments Due in Four Years	3,609
Capital Leases, Future Minimum Payments Due in Five Years	4,216
Capital Leases, Future Minimum Payments Due Thereafter	175,313
Operating Leases, Rent Expense	$ 25,525	$ 20,330	$ 19,754